iShares
®
Latin America 40 ETF
Schedule of Investments
(unaudited)
June 30, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Brazil  —  36 .7%
Ambev SA , ADR
(a)
........................ 25,360,366 $ 79,631,549
Axia Energia SA ......................... 6,682,485 70,393,727
B3 SA - Brasil Bolsa Balcao .................. 30,069,401 84,634,445
Banco do Brasil SA
(b)
...................... 17,073,494 65,849,188
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP ............................. 14,114,015 81,037,407
Localiza Rent a Car SA ..................... 5,160,610 41,526,401
NU Holdings Ltd. , Class A
(b)
.................. 22,875,392 305,615,237
Petroleo Brasileiro SA - Petrobras , ADR .......... 11,086,076 179,150,988
Rede D'Or Sao Luiz SA
(c)
................... 6,001,899 40,355,251
Telefonica Brasil SA , NVS , ADR ............... 2,210,023 29,083,903
Vale SA , Class B , ADR ..................... 20,895,959 314,275,223
WEG SA .............................. 8,753,353 79,542,024
1,371,095,343
a
Chile  —  6 .8%
Banco de Chile .......................... 276,876,866 54,206,260
Banco Santander Chile , ADR ................. 926,351 30,504,738
Cencosud SA ........................... 7,391,309 17,076,015
Empresas Copec SA
(b)
..................... 2,178,991 13,592,031
Falabella SA ............................ 4,933,135 30,798,485
Latam Airlines Group SA .................... 1,505,436,091 43,776,870
Sociedad Quimica y Minera de Chile SA , ADR ..... 850,994 63,007,596
252,961,995
a
Colombia  —  2 .5%
Ecopetrol SA , ADR
(b)
...................... 1,467,337 20,894,879
Grupo Cibest SA , ADR
(b)
.................... 655,377 52,056,595
Interconexion Electrica SA ESP ............... 2,640,030 22,784,047
95,735,521
a
Mexico  —  26 .7%
America Movil SAB de CV , Series B ............ 107,509,769 139,247,821
Arca Continental SAB de CV ................. 2,934,411 35,167,626
Cemex SAB de CV, CPO , NVS ............... 90,196,030 108,312,602
Fibra Uno Administracion SA de CV ............ 16,338,002 27,999,996
Fomento Economico Mexicano SAB de CV ....... 9,959,009 126,968,466
Grupo Aeroportuario del Pacifico SAB de CV , ADR
(b)
. 243,125 61,549,525
Grupo Bimbo SAB de CV , Series A
(a)
............ 8,201,808 26,803,907
Grupo Carso SAB de CV , Series A1
(a)
........... 3,218,681 24,054,291
Grupo Financiero Banorte SAB de CV , Class O .... 14,415,408 152,145,925
Grupo Mexico SAB de CV , Series B ............ 18,554,660 210,337,430
Wal-Mart de Mexico SAB de CV ............... 28,785,381 84,557,828
997,145,417
a
Security Shares Value
a
Peru  —  6 .5%
Credicorp Ltd. ........................... 404,908 $ 157,744,059
Southern Copper Corp. ..................... 497,133 86,630,396
244,374,455
a
Sweden  —  1 .4%
Millicom International Cellular SA
(b)
............. 579,007 52,550,675
a
Total Common Stocks — 80.6%
(Cost: $ 2,792,691,600 ) ............................... 3,013,863,406
a
Preferred Stocks
Brazil  —  18 .3%
Banco Bradesco SA , Preference Shares , ADR
(b)
.... 31,509,212 109,336,966
Gerdau SA , Preference Shares , ADR ........... 7,555,437 30,523,965
Itau Unibanco Holding SA , Preference Shares , ADR
(b)
32,230,088 263,319,819
Itausa SA , Preference Shares , NVS ............ 34,645,156 89,795,670
Petroleo Brasileiro SA - Petrobras , Preference Shares ,
ADR ................................ 13,143,380 192,419,083
685,395,503
a
Total Preferred Stocks — 18.3%
(Cost: $ 669,644,298 ) ................................ 685,395,503
a
Total Long-Term Investments — 98.9%
(Cost: $ 3,462,335,898 ) ............................... 3,699,258,909
a
Short-Term Securities
Money Market Funds  —  1 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(d) (e) (f)
...................... 47,479,175 47,493,419
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.62%
(d) (e)
............................ 8,323,454 8,323,454
a
Total Short-Term Securities — 1.5%
(Cost: $ 55,815,168 ) ................................. 55,816,873
Total Investments —  100.4%
(Cost: $ 3,518,151,066 ) ............................... 3,755,075,782
Liabilities in Excess of Other Assets — ( 0 .4 ) % ............... (15,726,208)
Net Assets — 100.0% ................................. $ 3,739,349,574
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Latin America 40 ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/26
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
  Shares
Held at
06/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 57,283,770 $ — $ (9,794,580)
(a)
$ 1,878 $ 2,351 $ 47,493,419 47,479,175 $ 177,295
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 11,378,454 — (3,055,000)
(a)
— — 8,323,454 8,323,454 100,514 —
$ — $ 1,878 $ 2,351
$ 55,816,873
$ 277,809 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Mexican BOLSA Index ................................................................. 360 09/18/26 $ 13,933 $ (336,853)
MSCI Brazil Index .................................................................... 327 09/18/26 24,087 (117,000)
$ (453,853)

iShares
®
Latin America 40 ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2026
3
Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,013,863,406  $ —  $ —  $ 3,013,863,406
Preferred Stocks ......................................... 685,395,503  —  —  685,395,503
Short-Term Securities
Money Market Funds ...................................... 55,816,873  —  —  55,816,873
$ 3,755,075,782  $ —  $ —  $ 3,755,075,782
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (453,853) $ —  $ —  $ (453,853)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
CPO Certificate of  Participation (Ordinary)
NVS Non-Voting Shares
Fair Value Hierarchy as of Period End (continued)